CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash		$ 1,775,374	$ 7,205,096		$ 3,761,814	$ 3,768,897
Restricted cash		362,418	369,280	[1]
Accounts receivable, net		112,785,737	26,962,085		9,522,151
Licensed content		16,958,149	16,958,149		124,319
Notes receivable					1,749,830
Inventory		216,453	216,453		203,697
Prepaid expenses		919,340	2,202,728		375,944
Other current assets		3,302,234	2,256,727		3,581,822
Total current assets		136,319,705	55,801,238		19,319,577
Property and equipment, net		172,558	113,993		4,963,725
Licensed content, non-current					17,593,528
Intangible assets, net		143,568	148,874		453,242
Goodwill					6,648,911
Long-term investments		16,745,320	6,975,511		6,654,664
Other non-current assets		189,224			112,643
Total assets		153,570,375	63,039,616		55,746,290
Current liabilities: (including amounts of consolidated VIEs without recourse to Seven Stars Cloud Group, Inc. See note 4)
Accounts payable		30,454,900	26,829,593		13,341,680
Deferred revenue		105,507	222,350		1,350,054
Accrued interest due to a related party		79,562	20,055		557,918
Accrued other expenses		286,858	174,358		708,987
Accrued salaries		712,500	737,072		766,957
Payable for purchase of building					987,015
Amount due to related parties		81,918,686	45,639		1,060,817
Other current liabilities		974,787	625,942		934,480
Accrued license content fees					1,236,661
Convertible promissory note due to a related party		3,000,000	3,000,000		3,000,000
Warrant liabilities					70,785
Total current liabilities		117,532,800	31,655,009		24,015,354
Other non-current liabilities	[1]		384,243
Total liabilities		117,532,800	31,655,009		24,015,354
Commitments and contingencies: (Note 18)
Convertible redeemable preferred stock:
Series A - 7,000,000 shares issued and outstanding, liquidation and deemed liquidation preference of $3,500,000 as of December 31, 2017 and 2016, respectively		1,261,995	1,261,995		1,261,995
Equity:
Series E Preferred Stock - $0.001 par value; 16,500,000 shares authorized, nil and 7,154,997 shares issued and outstanding, liquidation preference of nil and $12,521,245 as of December 31, 2017 and December 31, 2016, respectively					7,155
Common stock - $0.001 par value; 1,500,000,000 shares authorized, 68,509,090 and 53,918,523 shares issued and outstanding as of December 31, 2017 and 2016, respectively		73,092	68,509		53,918
Additional paid-in capital		176,033,510	157,968,548		152,755,919
Accumulated deficit		(138,734,415)	(125,865,391)		(115,669,268)
Accumulated other comprehensive loss		(936,020)	(759,687)		(1,353,302)
Total Seven Stars Cloud shareholder's equity		36,436,167	31,411,979		35,794,422
Non-controlling interest		(1,660,587)	(1,289,367)		(5,325,481)
Total equity		34,775,580	29,753,590	[1]	30,468,941	$ 8,283,265
Total liabilities, convertible redeemable preferred stock and equity		$ 153,570,375	$ 63,039,616		$ 55,746,290

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")